Employee Benefit Plans (One Percentage Point Change in Health Care Trend Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effect on service and interest cost, One percentage point increase	0.2
Effect on service and interest cost, One percentage point decrease	(0.2)
Effect on accumulated benefit obligation, One percentage point increase	3.4
Effect on accumulated benefit obligation, One percentage point decrease	(2.9)
U.S Based Postretirement Health Care and Life Insurance Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Assumed health care cost trend rate	8.00%	8.50%
Eventual health care cost trend rate	5.00%	5.00%
Brazilian Postretirement Benefit Obligation, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Assumed health care cost trend rate	10.00%	10.00%
Eventual health care cost trend rate	5.50%	5.50%